UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-3848
                                   ------------


                       AXP HIGH YIELD INCOME SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     5/31
                         --------------

Date of reporting period:    2/28
                         --------------

                           AXP(R) HIGH YIELD BOND FUND
                           A FEEDER FUND INVESTING IN
                              HIGH YIELD PORTFOLIO
                       PORTFOLIO HOLDINGS AT FEB. 28, 2005

Investments in Securities

High Yield Portfolio

Feb. 28, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (90.6%)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Aerospace & defense (1.8%)
DRS Technologies
  Sr Sub Nts
   11-01-13               6.88%            $6,385,000(d)            $6,704,250
L-3 Communications
   06-15-12               7.63             13,605,000               14,829,450
   07-15-13               6.13             13,575,000               14,016,188
Moog
  Sr Sub Nts
   01-15-15               6.25              3,595,000                3,684,875
Standard Aero Holdings
  Sr Sub Nts
   09-01-14               8.25              8,060,000(d)             8,664,500
Total                                                               47,899,263

Automotive & related (1.3%)
ArvinMeritor
   02-15-09               6.80              7,340,000                7,541,850
Tenneco Automotive
  Series B
   07-15-13              10.25              8,225,000                9,664,375
  Sr Sub Nts
   11-15-14               8.63              5,560,000(d)             5,921,400
TRW Automotive
  Sr Nts
   02-15-13               9.38             11,140,000               12,588,200
Total                                                               35,715,825

Broker dealers (0.6%)
LaBranche & Co
  Sr Nts
   05-15-09               9.50              1,550,000                1,600,375
   05-15-12              11.00             12,900,000               13,899,750
Total                                                               15,500,125

Building materials & construction (0.8%)
Associated Materials
   04-15-12               9.75              9,670,000               10,637,000
  Sr Disc Nts (Zero coupon through 03-01-09,
  thereafter 11.25%)
   03-01-14               9.13              3,695,000(d,f)           2,678,875
Norcraft Companies LP/Finance
  Sr Sub Nts
   11-01-11               9.00              6,175,000                6,638,125
Total                                                               19,954,000

Cable (8.0%)
Cablevision Systems
  Sr Nts
   04-01-09               6.67              5,190,000(d,k)           5,786,850
   04-15-12               8.00              8,705,000(d)             9,836,650
CCO Holdings LLC/Capital
  Sr Nts
   12-15-10               6.62              7,035,000(d,k)           6,999,825
   11-15-13               8.75             16,115,000               16,638,738
Charter Communications Holdings LLC/Capital
  Sr Disc Nts
   01-15-10              11.75              3,360,000                3,032,400
   04-01-11               9.92              7,040,000                5,737,600
  Sr Disc Nts (Zero coupon through 01-15-07,
  thereafter 12.13%)
   01-15-12              21.60             15,210,000(f)             9,886,500
Charter Communications Operating LLC/Capital
  Sr Nts
   04-30-12               8.00             17,070,000(d)            17,454,074
CSC Holdings
  Sr Sub Deb
   05-15-16              10.50             10,405,000               11,653,600
DIRECTV Holdings LLC/Finance
  Sr Nts
   03-15-13               8.38             22,950,000               25,904,812
Echostar DBS
   10-01-14               6.63              7,265,000(d)             7,464,788
  Sr Nts
   10-01-11               6.38              8,855,000                9,120,650
Kabel Deutschland
  (U.S. Dollar)
   07-01-14              10.63             12,750,000(c,d)          14,662,500
LodgeNet Entertainment
  Sr Sub Deb
   06-15-13               9.50              6,275,000                6,980,938
Mediacom LLC/Capital
  Sr Nts
   01-15-13               9.50              9,415,000                9,815,138
Rainbow Natl Services LLC
  Sr Nts
   09-01-12               8.75             14,320,000(d)            16,324,800
  Sr Sub Deb
   09-01-14              10.38             13,000,000(d)            15,470,000
Videotron Ltee
  (U.S. Dollar)
   01-15-14               6.88             16,860,000(c)            17,702,999
Total                                                              210,472,862

Cellular telecommunications (8.2%)
AirGate PCS
   10-15-11               6.41              4,095,000(d,k)           4,248,563
Alamosa Delaware
   07-31-10              11.00             17,430,000               20,393,099
  Sr Nts
   01-31-12               8.50              2,410,000                2,614,850
American Tower
  Sr Nts
   10-15-12               7.13              9,810,000               10,202,400
American Towers
   12-01-11               7.25              9,825,000               10,463,625

See accompanying notes to investments in securities.

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1   --   AXP HIGH YIELD BOND FUND   --   PORTFOLIO HOLDINGS AT FEB. 28, 2005

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Cellular telecommunications (cont.)
Crown Castle Intl
  Sr Nts
   08-01-11               9.38%           $10,705,000              $11,882,550
   12-01-13               7.50              9,765,000               10,595,025
Dobson Cellular Systems
   11-01-11               7.49              5,115,000(d,k)           5,396,325
   11-01-11               8.38              5,115,000(d)             5,447,475
   11-01-12               9.88             15,790,000(d)            16,737,400
Horizon PCS
  Sr Nts
   07-15-12              11.38              2,645,000(d)             3,028,525
Intelsat Bermuda
  (U.S. Dollar) Sr Nts
   01-15-12               7.81              8,220,000(c,d,k)         8,446,050
   01-15-13               8.25             10,000,000(c,d)          10,475,000
Nextel Communications
  Sr Nts
   10-31-13               6.88             12,000,000               12,960,000
   03-15-14               5.95              1,270,000                1,319,213
   08-01-15               7.38             17,805,000               19,496,474
Rogers Wireless Communications
  (U.S. Dollar)
   12-15-10               5.53              3,215,000(c,k)           3,391,825
   12-15-12               7.25              2,685,000(c)             2,906,513
  (U.S. Dollar) Sr Sub Nts
   12-15-12               8.00             13,415,000(c)            14,538,506
Rural Cellular
   03-15-12               8.25              9,740,000               10,373,100
  Sr Sub Nts
   01-15-10               9.75              1,070,000                1,021,850
SBA Communications
  Sr Nts
   12-01-12               8.50              5,865,000(d)             6,334,200
  Sr Disc Nts (Zero coupon through 12-15-07,
  thereafter 9.75%)
   12-15-11               9.62             18,675,000(f)            16,340,625
US Unwired
  Series B
   06-15-12              10.00              8,660,000                9,829,100
Total                                                              218,442,293

Chemicals (4.9%)
Airgas
  Sr Sub Nts
   07-15-14               6.25              5,560,000                5,657,300
BCP Crystal US Holdings
  Sr Sub Nts
   06-15-14               9.63             21,120,000(d)            24,393,600
Crystal US Holdings 3 LLC/Sub 3
  Sr Disc Nts (Zero coupon through 10-1-09,
  thereafter 10.50%)
   10-01-14              10.43             19,050,000(d,f)          13,716,000
Equistar Chemicals LP/Funding
   09-01-08              10.13              7,200,000                8,262,000
  Sr Nts
   05-01-11              10.63              7,930,000                9,159,150
Georgia Gulf
  Sr Nts
   12-15-13               7.13              7,695,000                8,233,650
INVISTA
   05-01-12               9.25             23,870,000(d)            26,794,075
PQ
   02-15-13               7.50              9,590,000(d)             9,937,638
Rhodia
  (U.S. Dollar) Sr Nts
   06-01-10              10.25             10,350,000(c)            11,902,500
Rockwood Specialties Group
  Sr Sub Nts
   05-15-11              10.63              3,230,000                3,666,050
  Sub Nts
   11-15-14               7.50              7,550,000(d)             7,965,250
Total                                                              129,687,213

Electronics (0.6%)
Communications & Power Inds
  Sr Sub Nts
   02-01-12               8.00              6,475,000                6,758,281
Sanmina-SCI
  Sub Nts
   03-01-13               6.75             10,000,000(d)            10,037,500
Total                                                               16,795,781

Energy (3.0%)
Chesapeake Energy
  Sr Nts
   09-15-13               7.50              1,900,000                2,109,000
   06-15-14               7.50              8,500,000                9,520,000
   08-15-14               7.00             11,095,000               12,149,025
   06-15-15               6.38              5,545,000(d)             5,863,838
   01-15-16               6.88              3,000,000                3,225,000
Encore Acquisition
   06-15-12               8.38              4,805,000                5,309,525
  Sr Sub Nts
   04-15-14               6.25              4,005,000                4,035,038
Grant Prideco Escrow
   12-15-09               9.00              2,830,000                3,113,000
Hilcorp Energy I LP/Finance
  Sr Nts
   09-01-10              10.50             13,090,000(d)            14,922,599
Newfield Exploration
  Sr Sub Nts
   08-15-12               8.38              9,395,000               10,475,425
   09-01-14               6.63              5,950,000(d)             6,440,875
Total                                                               78,679,377

Energy equipment & services (1.2%)
Grant Prideco
  Series B
   12-01-07               9.63             11,700,000               12,957,750
Key Energy Services
  Series C
   03-01-08               8.38              4,330,000                4,508,613
  Sr Nts
   05-01-13               6.38              9,850,000                9,997,750
Offshore Logistics
   06-15-13               6.13              3,790,000                3,808,950
Total                                                               31,273,063

Environmental services (0.5%)
Clean Harbors
   07-15-12              11.25              6,330,000(d)             7,160,813
Waste Services
  Sr Sub Nts
   04-15-14               9.50              6,710,000(d)             6,877,750
Total                                                               14,038,563

Financial services (0.8%)
ALH Finance LLC/Finance
  Sr Sub Nts
   01-15-13               8.50              7,550,000(d)             7,776,500
CDRV Investors
  Sr Disc Nts (Zero coupon through 01-01-10,
  thereafter 9.63%)
   01-01-15              10.24             10,685,000(d,f)           6,624,700
Leslie's Poolmart
  Sr Nts
   02-01-13               7.75              3,670,000(d)             3,807,625
Metris Companies
   07-15-06              10.13              2,785,000                2,840,700
Total                                                               21,049,525

Food (1.5%)
ASG Consolidated LLC/Finance
  Sr Disc Nts (Zero coupon through 11-1-08,
  thereafter 11.50%)
   11-01-11              11.56             14,365,000(d,f)          10,199,150
Burns Philp Capital Property
  (U.S. Dollar) Sr Sub Nts
   02-15-11              10.75             25,725,000(c)            28,940,625
Total                                                               39,139,775

Furniture & appliances (1.0%)
Norcraft Holdings LP/Capital
  Sr Disc Nts (Zero coupon through 09-1-08,
  thereafter 9.75%)
   09-01-12               9.80             13,650,000(f)            10,237,500
Sealy Mattress
  Sr Sub Nts
   06-15-14               8.25              3,170,000                3,320,575
Simmons Bedding
  Sr Disc Nts (Zero coupon through 12-15-09,
  thereafter 10.00%)
   12-15-14              10.00              4,895,000(d,f)           3,181,750
  Sr Sub Nts
   01-15-14               7.88              8,320,000                8,673,600
Total                                                               25,413,425

Health care products (1.1%)
AAC Group Holding
  Sr Disc Nts (Zero coupon through 10-1-08,
  thereafter 10.25%)
   10-01-12              10.07              7,165,000(d,f)           5,158,800
VWR Intl
  Sr Nts
   04-15-12               6.88              4,000,000                4,120,000
Warner Chilcott
   02-01-15               8.75             19,975,000(d)            20,774,000
Total                                                               30,052,800

See accompanying notes to investments in securities.

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2   --   AXP HIGH YIELD BOND FUND   --   PORTFOLIO HOLDINGS AT FEB. 28, 2005

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Health care services (6.3%)
Ardent Health Services
  Sr Sub Nts
   08-15-13              10.00%            $5,035,000               $5,311,925
Community Health Systems
  Sr Sub Nts
   12-15-12               6.50             11,300,000(d)            11,370,625
Concentra Operating
   06-01-12               9.13              4,610,000                4,944,225
Genesis HealthCare
  Sr Sub Nts
   10-15-13               8.00              1,425,000                1,567,500
HCA
   12-01-09               5.50              6,820,000                6,826,404
   01-15-15               6.38             11,630,000               11,804,008
  Sr Nts
   03-15-14               5.75              6,575,000                6,426,149
IASIS Healthcare LLC/Capital
  Sr Sub Nts
   06-15-14               8.75             13,950,000               15,170,625
MedCath Holding
  Sr Nts
   07-15-12               9.88             10,755,000               11,830,500
NeighborCare
  Sr Sub Nts
   11-15-13               6.88              6,765,000                7,137,075
Select Medical
  Sr Sub Nts
   02-01-15               7.63             12,125,000(d)            12,488,750
Service Corp Intl
  Sr Nts
   04-01-16               6.75              5,975,000                6,094,500
Tenet Healthcare
  Sr Nts
   07-01-14               9.88              4,000,000(d)             4,260,000
   02-01-15               9.25              6,475,000(d)             6,669,250
Triad Hospitals
  Sr Nts
   05-15-12               7.00             18,530,000               19,618,637
US Oncology
  Sr Nts
   08-15-12               9.00              4,990,000(d)             5,451,575
  Sr Sub Nts
   08-15-14              10.75              3,710,000(d)             4,266,500
Vanguard Health Holding I LLC
  Sr Sub Nts
   10-01-14               9.00             14,870,000               16,356,999
Vanguard Health Holding II LLC
  Sr Disc Nts (Zero coupon through 10-01-09,
  thereafter 11.25%)
   10-01-15              11.28             12,315,000(f)             8,959,163
Total                                                              166,554,410

Home building (1.8%)
Meritage Homes
  Sr Nts
   03-15-15               6.25              9,600,000(d,j)           9,636,000
Schuler Homes
   07-15-11              10.50              8,115,000                9,129,375
Standard Pacific
  Sr Sub Nts
   04-15-12               9.25              2,705,000                3,198,663
WCI Communities
   02-15-11              10.63             11,205,000               12,395,531
  Sr Sub Nts
   10-01-13               7.88              5,495,000                5,934,600
William Lyon Homes
  Sr Nts
   02-15-14               7.50              6,250,000                6,187,500
Total                                                               46,481,669

Household products (1.0%)
Amscan Holdings
  Sr Sub Nts
   05-01-14               8.75              3,630,000                3,602,775
Jostens Holding
  Sr Disc Nts (Zero coupon through 12-01-08,
  thereafter 10.25%)
   12-01-13              10.08              6,815,000(f)             4,906,800
Jostens IH
   10-01-12               7.63              7,730,000(d)             8,000,550
Rayovac
  Sr Sub Nts
   02-01-15               7.38             10,805,000(d)            11,048,113
Total                                                               27,558,238

Industrial services (2.1%)
Allied Waste North America
   11-15-10               6.50              5,080,000                5,016,500
   02-15-14               6.13             12,250,000               11,576,250
  Series B
   09-01-12               9.25              5,630,000                6,221,150
  Sr Nts
   04-15-13               7.88             13,650,000               14,264,250
Da-Lite Screen
  Sr Nts
   05-15-11               9.50              2,360,000                2,607,800
Interline Brands
  Sr Sub Nts
   05-15-11              11.50              4,036,000                4,560,680
Natl Waterworks
  Series B
   12-01-12              10.50              8,990,000               10,068,800
Total                                                               54,315,430

Industrial transportation (1.9%)
Interpool
   08-01-07               7.20              4,590,000                4,727,700
   08-01-07               7.35             11,855,000               12,210,650
Quality Distribution LLC/Capital
   01-15-12               7.21             33,645,000(d,k)          32,972,100
Total                                                               49,910,450

Leisure time & entertainment (2.2%)
Loews Cineplex
   08-01-14               9.00             16,290,000(d)            17,043,413
Six Flags
  Sr Nts
   06-01-14               9.63              9,345,000(d)             8,760,938
Speedway Motorsports
  Sr Sub Nts
   06-01-13               6.75             12,320,000               12,920,600
Vail Resorts
  Sr Sub Nts
   02-15-14               6.75             19,110,000               19,492,199
Total                                                               58,217,150

Lodging & gaming (4.1%)
Boyd Gaming
  Sr Sub Nts
   04-15-14               6.75             14,920,000               15,572,750
MGM MIRAGE
  Sr Nts
   02-27-14               5.88             27,650,000               27,649,999
Mohegan Tribal Gaming Authority
  Sr Nts
   02-15-13               6.13             11,755,000(d)            11,990,100
  Sr Sub Nts
   04-01-12               8.00             11,345,000               12,323,506
Penn Natl Gaming
  Sr Sub Nts
   03-01-15               6.75              6,790,000(d,j)           6,925,800
Premier Entertainment Biloxi LLC/Finance
  1st Mtge
   02-01-12              10.75              3,870,000                4,189,275
River Rock Entertainment Authority
  Sr Nts
   11-01-11               9.75             11,505,000               12,799,313
Seneca Gaming
  Sr Nts
   05-01-12               7.25              6,625,000                6,906,563
Station Casinos
  Sr Nts
   04-01-12               6.00              8,595,000                8,906,569
Wheeling Island Gaming
   12-15-09              10.13              1,210,000                1,312,850
Total                                                              108,576,725

Machinery (0.7%)
Columbus McKinnon
   08-01-10              10.00              3,880,000                4,384,400
Kinetek
  Sr Nts Series D
   11-15-06              10.75              2,005,000                1,949,863
Mueller Group
  Sr Sub Nts
   05-01-12              10.00             10,220,000               11,242,000
Total                                                               17,576,263

Media (7.4%)
American Media Operation
   01-15-11               8.88              6,885,000                7,263,675
CanWest Media
  (U.S. Dollar) Series B
   04-15-13               7.63              7,575,000(c)             8,275,688

See accompanying notes to investments in securities.

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3   --   AXP HIGH YIELD BOND FUND   --   PORTFOLIO HOLDINGS AT FEB. 28, 2005

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Media (cont.)
Corus Entertainment
  (U.S. Dollar) Sr Sub Nts
   03-01-12               8.75%           $15,125,000(c)           $16,637,499
Dex Media
   11-15-13               8.00             10,450,000               11,338,250
  (Zero coupon through 11-15-08,
  thereafter 9.00%)
   11-15-13              10.34              6,800,000(f)             5,355,000
Dex Media West LLC/Finance
  Sr Sub Nts Series B
   08-15-13               9.88              9,860,000               11,314,350
Emmis Operating
  Sr Sub Nts
   05-15-12               6.88             15,135,000               15,475,537
Lamar Media
   01-01-13               7.25             10,750,000               11,502,500
LIN TV
  Sr Sub Nts
   05-15-13               6.50             10,000,000(d)            10,200,000
   05-15-13               6.50              7,130,000                7,272,600
Medianews Group
  Sr Sub Nts
   04-01-14               6.38              7,200,000                7,074,000
PanAmSat
   08-15-14               9.00             14,035,000               15,438,500
Quebecor Media
  (U.S. Dollar) Sr Nts
   07-15-11              11.13              8,255,000(c)             9,328,150
Radio One
  Series B
   07-01-11               8.88              7,170,000                7,815,300
  Sr Sub Nts
   02-15-13               6.38              6,290,000(d)             6,415,800
RH Donnelley
  Sr Nts
   01-15-13               6.88             16,105,000(d)            16,547,887
Sinclair Broadcast Group
   03-15-12               8.00              3,685,000                3,906,100
Sun Media
  (U.S. Dollar)
   02-15-13               7.63              8,615,000(c)             9,304,200
Susquehanna Media
  Sr Sub Nts
   04-15-13               7.38              2,660,000                2,832,900
United Artists Theatre
   07-01-15               9.30             12,156,409               12,399,537
Total                                                              195,697,473

Metals (1.5%)
Earle M Jorgensen
   06-01-12               9.75              9,390,000               10,516,800
Euramax Intl
  Sr Sub Nts
   08-15-11               8.50             10,090,000               10,821,525
Ispat Inland ULC
  (U.S. Dollar)
   04-01-14               9.75              7,197,000(c)             8,780,340
Novelis
  (U.S. Dollar) Sr Nts
   02-15-15               7.25             10,000,000(c,d)          10,350,000
Total                                                               40,468,665

Miscellaneous (1.7%)
Alderwoods Group
  Sr Nts
   09-15-12               7.75              5,370,000(d)             5,759,325
NationsRent
   10-15-10               9.50             14,430,000               16,089,449
United Rentals North America
   02-15-12               6.50             11,905,000               11,994,288
  Sr Sub Nts
   02-15-14               7.00             11,195,000               10,775,188
Total                                                               44,618,250

Paper & packaging (6.0%)
Ainsworth Lumber
  (U.S. Dollar) Sr Nts
   10-01-10               6.30              7,740,000(c,d,k)         7,972,200
   10-01-12               7.25              7,915,000(c,d)           8,112,875
Boise Cascade LLC
  Sr Sub Nts
   10-15-14               7.13              4,645,000(d)             4,912,088
Cascades
  (U.S. Dollar) Sr Nts
   02-15-13               7.25             10,475,000(c)            11,155,875
Crown European Holdings
  (U.S. Dollar)
   03-01-11               9.50             13,270,000(c)            14,928,749
   03-01-13              10.88              6,605,000(c)             7,843,438
Crown Paper
  Sr Sub Nts
   09-01-05              11.00             29,470,000(b,h,i)                --
Georgia-Pacific
   02-01-13               9.38             10,445,000               12,077,031
   06-15-15               7.70              4,690,000                5,452,125
Graham Packaging
  Sr Nts
   10-15-12               8.50              9,595,000(d)            10,242,663
Graphic Packaging Intl
  Sr Nts
   08-15-11               8.50              7,025,000                7,639,688
Jefferson Smurfit
   10-01-12               8.25              8,575,000                9,261,000
JSG Funding
  (U.S. Dollar) Sr Nts
   10-01-12               9.63             11,900,000(c)            13,179,250
  (U.S. Dollar) Sr Sub Nts
   04-01-15               7.75              7,385,000(c,d)           7,366,538
Norampac
  (U.S. Dollar) Sr Nts
   06-01-13               6.75              7,610,000(c)             7,990,500
Owens-Illinois Glass Container
   05-15-11               7.75              3,755,000                4,055,400
   11-15-12               8.75              7,310,000                8,168,925
   05-15-13               8.25             12,375,000               13,612,499
Stone Container
  Sr Nts
   07-01-12               8.38              5,210,000                5,639,825
Total                                                              159,610,669

Real estate (0.1%)
Host Marriott LP
  Sr Nts
   08-15-12               7.00              2,505,000(d)             2,630,250

Retail -- drugstores (0.7%)
Duane Reade
   12-15-10               7.01              2,080,000(d,k)           2,080,000
  Sr Sub Nts
   08-01-11               9.75              8,460,000                7,529,400
Rite Aid
   12-15-08               6.13              8,605,000(d)             8,131,725
Total                                                               17,741,125

Retail -- general (1.2%)
Flooring America
  Series B
   10-15-07              15.00              9,245,000(b,h,i)                --
General Nutrition Centers
  Sr Nts
   01-15-11               8.63              9,655,000(d)             9,510,175
  Sr Sub Nts
   12-01-10               8.50             12,230,000               10,364,925
Lazydays RV Center
  Sr Nts
   05-15-12              11.75              3,590,000                3,966,950
Levi Strauss & Co
  Sr Nts
   12-15-12              12.25              3,100,000                3,549,500
United Auto Group
   03-15-12               9.63              3,385,000                3,757,350
Total                                                               31,148,900

Telecom equipment & services (4.8%)
Centennial Communications/Cellular Operating LLC
  Sr Nts
   02-01-14               8.13              9,350,000               10,261,625
CPI Holdco
  Sr Nts
   02-01-15               8.83              9,095,000(d,k)           9,163,213
GCI
  Sr Nts
   02-15-14               7.25             13,865,000               14,038,312
   02-15-14               7.25              7,295,000(d)             7,386,188
Inmarsat Finance II
  (U.S. Dollar)
  (Zero coupon through 11-15-08,
  thereafter 10.375%)
   11-15-12               9.20              1,365,000(c,f)           1,032,281
MCI
  Sr Nts
   05-01-09               7.69             12,370,000               13,034,888
   05-01-14               8.74              6,080,000                6,832,400
New Skies Satellites
  (U.S. Dollar) Sr Nts
   11-01-11               7.44             10,095,000(c,d,k)        10,587,131
Qwest Capital Funding
   02-15-11               7.25             10,000,000(l)             9,800,000
Qwest Communications Intl
  Sr Nts
   02-15-09               6.54              4,845,000(d,k)           4,941,900

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4   --   AXP HIGH YIELD BOND FUND   --   PORTFOLIO HOLDINGS AT FEB. 28, 2005

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Telecom equipment & services (cont.)
Qwest Services
   12-15-10              14.00%           $11,833,000(d)           $14,051,687
Ubiquitel Operating
  Sr Nts
   03-01-11               9.88              8,560,000                9,672,800
Valor Telecommunications Enterprises LLC/Finance
  Sr Nts
   02-15-15               7.75              9,305,000(d)             9,653,938
WDAC Subsidiary
  Sr Nts
   12-01-14               8.38              7,340,000(d)             7,468,450
Total                                                              127,924,813

Utilities -- electric (5.1%)
Aquila
  Sr Nts
   11-15-09               7.63             18,220,000               19,222,100
   02-01-11               9.95              6,645,000                7,625,138
CMS Energy
  Sr Nts
   08-01-10               7.75             10,995,000               12,067,013
IPALCO Enterprises
   11-14-08               8.38             11,070,000               12,343,050
Midwest Generation LLC
   05-01-34               8.75             19,860,000               22,789,349
Mirant Americas General LLC
  Sr Nts
   10-01-21               8.50              6,830,000(b)             7,410,550
NRG Energy
   12-15-13               8.00             13,619,000(d)            15,048,995
Reliant Energy
   12-15-14               6.75             15,000,000               14,925,000
Texas Genco LLC/Financing
  Sr Nts
   12-15-14               6.88             16,920,000(d)            18,062,100
Utilicorp Canada Finance
  (U.S. Dollar)
   06-15-11               7.75              5,355,000(c)             5,676,300
Total                                                              135,169,595

Utilities -- natural gas (2.8%)
ANR Pipeline
   03-15-10               8.88             13,335,000               14,785,181
El Paso Natural Gas
  Sr Nts Series A
   08-01-10               7.63             10,800,000               11,718,000
Southern Natural Gas
   03-15-10               8.88             11,995,000               13,284,463
Southern Star Central
   08-01-10               8.50             10,000,000               11,025,000
Transcontinental Gas Pipe Line
  Series B
   08-15-11               7.00              9,360,000               10,342,800
Venoco
  Sr Nts
   12-15-11               8.75             13,350,000(d)            13,850,625
Total                                                               75,006,069

Utilities -- telephone (1.8%)
AT&T
  Sr Nts
   11-15-11               9.05              4,595,000                5,324,456
Cincinnati Bell
   07-15-13               7.25             14,920,000               15,554,100
  Sr Nts
   02-15-15               7.00              7,210,000(d)             7,246,050
  Sr Sub Nts
   01-15-14               8.38              7,480,000                7,732,450
Citizens Communications
  Sr Nts
   01-15-13               6.25             12,225,000               12,133,313
Total                                                               47,990,369

Variable rate senior loan interests (2.2%)
Metris Companies
  Term Loan
   05-06-07              12.09             12,375,000               13,055,625
Qwest
  Term Loan B
   06-30-10               6.95             33,445,000               34,699,187
Waste Services
  Term Loan B
   03-31-11               5.28             10,433,719               10,538,056
Total                                                               58,292,868

Total bonds
(Cost: $2,293,697,788)                                          $2,398,087,219

Common stocks (--%)(b,h)
Issuer                                        Shares                  Value(a)

Arena Brands                                  111,111                 $937,777
Link Energy LLC                             1,675,884                  184,347
PFB Telecom Cl B                              960,262                        1

Total common stocks
(Cost: $53,347,835)                                                 $1,122,125

Preferred stocks & other (1.8%)
Issuer                                        Shares                  Value(a)

GNC
  12.00% Pay-in-kind Series A                   4,590(g)            $3,993,300
SGW Holding
  12.50% Cm Pay-in-kind  Series B             227,301(b,g,h,i)              --
  Cv Series A                                  87,091(b,h,i)                --
  Warrants                                      2,750(b,h,i)                --
Varde Fund V LP                            25,000,000(b,e,h)        34,266,000
Wayland Investment LLC                     26,000,000(b,e,h)        10,668,060

Total preferred stocks & other
(Cost: $42,045,323)                                                $48,927,360

Short-term securities (4.1%)(m)
Issuer                 Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity

U.S. government agency (0.1%)
Federal Natl Mtge Assn Disc Nt
   03-21-05               2.40%            $1,800,000               $1,797,480

Commercial paper (4.0%)
Amstel Funding
   03-31-05               2.63             28,900,000               28,834,798
Falcon Asset Securitization
   03-15-05               2.53             20,000,000               19,978,917
Harrier Finance Funding (US) LLC
   03-07-05               2.54             20,000,000               19,990,122
Jupiter Securitization
   03-24-05               2.57             25,000,000               24,957,167
Windmill Funding
   03-01-05               2.62             11,900,000               11,899,134
Total                                                              105,660,138

Total short-term securities
(Cost: $107,465,289)                                              $107,457,618

Total investments in securities
(Cost: $2,496,556,235)(n)                                       $2,555,594,322

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5   --   AXP HIGH YIELD BOND FUND   --   PORTFOLIO HOLDINGS AT FEB. 28, 2005

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2004.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. At Feb. 28, 2005, the value of foreign securities represented 10.3% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 28, 2005, the value of these securities amounted to $748,290,030 or 28.3% of net assets.

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(g) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(h) Identifies issues considered to be illiquid as to their marketability. Information concerning such security holdings at Feb. 28, 2005, is as follows:

      Security                                 Acquisition               Cost
                                                  dates
      Arena Brands
        Common                                  09-03-92            $5,888,888
      Crown Paper
        11.00% Sr Sub Nts 2005            1-14-97 thru 03-14-00     24,943,013
      Flooring America
        15.00% Series B 2007             10-09-97 thru 12-17-02     10,309,671
      Link Energy LLC
        Common                           01-25-02 thru 12-30-03     13,412,897
      PFB Telecom Cl B
        Common                           12-12-97 thru 11-13-00     34,046,050
      SGW Holding
        12.50% Cm Pay-in-kind Series B   08-12-97 thru 04-15-03      2,990,747
        Cv Series A                             08-12-97               899,998
        Warrants                                08-12-97               867,900
      Varde Fund V LP                    04-27-00 thru 06-19-00      3,609,598
      Wayland Investment Fund LLC               05-19-00            28,911,480

(i)   Negligible market value.

(j) At Feb. 28, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $16,342,000.

(k) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2005.

(l)   At Feb. 28, 2005, security was partially or fully on loan.

(m) Cash collateral received from security lending activity is invested in short-term securities and represents 0.1% of net assets. 4.0% of net assets is the Portfolio's cash equivalent position.

(n) At Feb. 28, 2005, the cost of securities for federal income tax purposes was approximately $2,496,556,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $ 174,680,000
      Unrealized depreciation                                     (115,642,000)
                                                                  ------------
      Net unrealized appreciation                                $  59,038,000
                                                                 -------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
6   --   AXP HIGH YIELD BOND FUND   --   PORTFOLIO HOLDINGS AT FEB. 28, 2005

                                                              S-6370-80 C (4/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP HIGH YIELD INCOME SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          April 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          April 28, 2005


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          April 28, 2005